Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilities
Accrued interest	$ 9,846	$ 10,599
Accrued dry-docking expenses	3,146	5,334
Accrued expenses	10,393	7,711
Total	$ 23,385	$ 23,644